SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		3 Months Ended	4 Months Ended
	Oct. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Significant accounting policies
Initial Public Offering costs	$ 10,534,144
Unrecognized tax benefits		$ 0	$ 0
Unrecognized tax benefits for accrued interest and penalties		0	0
Federal depository insurance coverage			$ 250,000
Public Warrants
Significant accounting policies
Offering costs as a reduction of equity		$ 545,873
Class A Common Stock
Significant accounting policies
Shares subject to possible redemption		50,000,000	44,885,287
Offering costs as a reduction of equity		$ 9,988,271
Initial Public Offering
Significant accounting policies
Initial Public Offering costs	10,534,144		$ 10,534,144
Underwriting fees	10,000,000	10,000,000	10,000,000
Other offering costs	$ 534,144	534,144	534,144
Offering costs as a reduction of equity		$ 10,534,144	9,988,271
Initial Public Offering | Public Warrants
Significant accounting policies
Expensed offering costs on issuance of warrants			545,873
Initial Public Offering | Private Placement Warrants
Significant accounting policies
Expensed offering costs on issuance of warrants			$ 545,873